UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09993

Cohen & Steers Advantage Income Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2007 (Unaudited)

		Number of Shares	Value
COMMON STOCK	109.2%
DIVERSIFIED	15.4%
Colonial Properties Trust		392,900	$17,943,743
Entertainment Properties Trust		148,000	8,917,000
iStar Financial		348,800	16,334,304
Spirit Finance Corp.		797,600	11,884,240
Vornado Realty Trust		409,900	48,917,466
			103,996,753
HEALTH CARE	20.8%
Health Care Property Investors		849,900	30,621,897
Health Care REIT		379,500	16,660,050
Nationwide Health Properties		774,500	24,210,870
Senior Housing Properties Trust		628,490	15,020,911
Ventas		1,266,327	53,350,357
			139,864,085
HOTEL	5.1%
DiamondRock Hospitality Co.		504,800	9,591,200
Hospitality Properties Trust		312,900	14,643,720
Strategic Hotels & Resorts		450,100	10,293,787
			34,528,707
INDUSTRIAL	4.4%
DCT Industrial Trust		659,800	7,805,434
First Industrial Realty Trust		215,700	9,771,210
ING Industrial Fund (Australia)		2,730,786	5,214,371
ProLogis European Properties (Netherlands)		328,700	6,827,910
			29,618,925
MORTGAGE	5.2%
Annaly Capital Management		270,600	4,188,888
Gramercy Capital Corp.		535,000	16,413,800
Newcastle Investment Corp.		527,337	14,623,055
			35,225,743

		Number of Shares	Value
OFFICE	17.9%
Brandywine Realty Trust(a)		1,034,956	$34,577,880
Highwoods Properties		393,300	15,531,417
HRPT Properties Trust		631,700	7,769,910
ING Office Fund (Australia)		3,832,700	4,868,630
Mack-Cali Realty Corp.		726,200	34,588,906
Maguire Properties		398,800	14,181,328
Mapeley Ltd. (United Kingdom)		53,500	4,095,389
Parkway Properties		98,900	5,167,525
			120,780,985
OFFICE/INDUSTRIAL	4.9%
Liberty Property Trust(b)		678,700	33,066,264
RESIDENTIAL—APARTMENT	20.9%
American Campus Communities		279,358	8,461,754
Apartment Investment & Management Co.		246,900	14,243,661
Archstone-Smith Trust		503,152	27,311,090
AvalonBay Communities		179,400	23,322,000
Camden Property Trust		228,600	16,072,866
Education Realty Trust		337,800	4,992,684
GMH Communities Trust		397,000	3,966,030
Home Properties		352,590	18,620,278
Mid-America Apartment Communities		182,300	10,256,198
UDR		440,000	13,472,800
			140,719,361
SELF STORAGE	5.9%
Extra Space Storage		284,600	5,390,324
Public Storage-Series A		802,400	21,263,600
Sovran Self Storage		125,200	6,937,332
U-Store-It Trust		292,200	5,879,064
			39,470,320
SHOPPING CENTER	8.7%
COMMUNITY CENTER	1.7%
Cedar Shopping Centers		468,100	7,583,220
Inland Real Estate Corp.		220,500	4,043,970
			11,627,190

		Number of Shares	Value
REGIONAL MALL	7.0%
Glimcher Realty Trust		494,600	$13,364,092
Macerich Co.		358,100	33,074,116
Primaris Retail REIT (Canada)		15,500	272,811
			46,711,019
TOTAL SHOPPING CENTER			58,338,209
TOTAL COMMON STOCK (Identified cost—$426,844,519)			735,609,352

PREFERRED STOCK	30.1%
DIVERSIFIED	4.3%
Capital Lease Funding, 8.125%, Series A		23,300	589,723
Crescent Real Estate Equities Co., 6.75%, Series A (Convertible)		339,300	7,552,818
Digital Realty Trust, 8.50%, Series A		65,900	1,701,538
Digital Realty Trust, 7.875%, Series B		35,500	912,350
Duke Realty Corp., 6.625%, Series J		123,400	3,093,638
Duke Realty Corp., 7.25%, Series N		130,000	3,368,300
Entertainment Properties Trust, 9.50%, Series A		50,000	1,267,500
Entertainment Properties Trust, 7.75%, Series B		84,900	2,174,289
iStar Financial, 7.80%, Series F		36,800	939,136
iStar Financial, 7.65%, Series G		75,300	1,916,385
iStar Financial, 7.50%, Series I		38,000	966,530
Lexington Realty Trust, 7.55%, Series D		140,000	3,572,100
Vornado Realty Trust, 6.625%, Series G		40,000	994,400
			29,048,707
HEALTH CARE	4.0%
Health Care REIT, 7.625%, Series F		114,900	2,958,675
Health Care REIT, 7.50%, Series G		70,000	2,223,200
Nationwide Health Properties, 7.677%, Series A		221,000	22,133,150
			27,315,025

		Number of Shares	Value
HOTEL	2.7%
Hospitality Properties Trust, 7.00%, Series C		85,000	$2,099,500
Host Hotels & Resorts, 8.875%, Series E		10,000	270,000
Innkeepers USA Trust, 8.00%, Series C		56,000	1,406,160
LaSalle Hotel Properties, 7.25%, Series G		110,000	2,777,500
Strategic Hotels & Resorts, 8.50%, Series A		10,000	250,000
Strategic Hotels & Resorts, 8.50%, Series A, 144A(c)		87,900	2,197,500
Strategic Hotels & Resorts, 8.25%, Series B		33,000	840,015
Strategic Hotels & Resorts, 8.25%, Series C		146,000	3,734,680
Sunstone Hotel Investors, 8.00%, Series A		173,900	4,435,320
			18,010,675
INDUSTRIAL	0.1%
EastGroup Properties, 7.95%, Series D		35,000	899,150
MORTGAGE	0.7%
Anthracite Capital, 8.25%, Series D		70,200	1,663,740
Newcastle Investment Corp., 8.05%, Series C		30,000	750,000
NorthStar Realty Finance Corp., 8.25%, Series B		99,700	2,417,725
			4,831,465
NET LEASE COMPANY	0.5%
Realty Income Corp., 6.75%, Series E		126,500	3,175,150
OFFICE	6.7%
BioMed Realty Trust, 7.375%, Series A		160,000	4,032,000
Brandywine Realty Trust, 7.50%, Series C		27,900	704,754
Brandywine Realty Trust, 7.375%, Series D		86,700	2,215,618
Corporate Office Properties Trust, 7.625%, Series J		142,100	3,616,445
Cousins Properties, 7.50%, Series B		140,000	3,602,200
Highwoods Properties, 8.625%, Series A		18,550	18,086,250
HRPT Properties Trust, 8.75%, Series B		128,000	3,284,480
HRPT Properties Trust, 7.125%, Series C		120,000	3,102,000
Kilroy Realty Corp., 7.50%, Series F		16,000	409,760
Maguire Properties, 7.625%, Series A		79,800	1,971,060
SL Green Realty Corp., 7.625%, Series C		89,800	2,279,124
SL Green Realty Corp., 7.875%, Series D		59,700	1,545,633
			44,849,324

		Number of Shares	Value
OFFICE/INDUSTRIAL	1.2%
PS Business Parks, 7.00%, Series H		70,000	$1,761,200
PS Business Parks, 7.38%, Series O		175,000	4,457,250
PS Business Parks, 6.70%, Series P		83,300	2,045,848
			8,264,298
RESIDENTIAL	1.3%
APARTMENT	1.2%
Apartment Investment & Management Co., 9.375%, Series G		52,800	1,365,936
Apartment Investment & Management Co., 7.75%, Series U		102,700	2,621,931
Associated Estates Realty Corp., 8.70%, Series B		60,800	1,585,664
Mid-America Apartment Communities, 8.30%, Series H		103,600	2,660,448
			8,233,979
MANUFACTURED HOME	0.1%
American Land Lease, 7.75%, Series A		15,000	375,450
TOTAL RESIDENTIAL			8,609,429

SELF STORAGE	4.1%
Public Storage, 6.75%, Series E		46,000	1,161,500
Public Storage, 6.95%, Series H		40,000	1,024,000
Public Storage, 7.25%, Series I		281,600	7,270,912
Public Storage, 7.25%, Series K		272,300	7,047,124
Public Storage, 6.75%, Series L		248,000	6,264,480
Public Storage, 6.625%, Series M		183,900	4,551,525
			27,319,541
SHOPPING CENTER	4.5%
COMMUNITY CENTER	2.0%
Cedar Shopping Centers, 8.875%, Series A		32,000	839,680
Developers Diversified Realty Corp., 8.60%, Series F		70,000	1,754,900
National Retail Properties, 7.375%, Series C		58,000	1,481,900
New Plan Excel Realty Trust, 7.80%, Series D		20,000	1,000,000
Regency Centers Corp., 7.25%, Series D		97,000	2,453,130
Urstadt Biddle Properties, 8.50%, Series C		16,000	1,731,200
Urstadt Biddle Properties, 7.50%, Series D		94,100	2,392,492
Weingarten Realty Investors, 6.50%, Series F		65,000	1,624,350
			13,277,652

		Number of Shares	Value
REGIONAL MALL	2.5%
CBL & Associates Properties, 7.75%, Series C		50,000	$1,277,000
CBL & Associates Properties, 7.375%, Series D		223,198	5,736,189
Glimcher Realty Trust, 8.75%, Series F		35,000	894,950
Pennsylvania REIT, 11.00%, Series A		125,600	6,656,800
Simon Property Group, 8.375%, Series J		33,800	2,257,840
			16,822,779
TOTAL SHOPPING CENTER			30,100,431
TOTAL PREFERRED STOCK (Identified cost—$189,633,609)			202,423,195

		Principal Amount
CORPORATE BONDS	1.2%
HEALTH CARE	0.8%
Omega Healthcare Investors, 7.00%, due 4/1/14		$3,805,000	3,862,075
Ventas Realty LP/Capital Corp., 6.75%, due 4/1/17		1,500,000	1,560,000
			5,422,075
HOTEL	0.4%
Host Hotels & Resorts LP, 6.875%, due 11/1/14		2,500,000	2,550,000
TOTAL CORPORATE BONDS (Identified cost—$7,816,097)			7,972,075

		Principal Amount	Value
COMMERCIAL PAPER	2.8%
San Paolo U.S. Finance Co., 4.15%, due 4/2/07 (Identified cost—$19,191,788)		$19,194,000	$19,191,788

TOTAL INVESTMENTS (Identified cost—$643,486,013)	143.3%		965,196,410

OTHER ASSETS IN EXCESS OF LIABILITIES	0.5%		3,394,816

LIQUIDATION VALUE OF PREFERRED SHARES	(43.8)%		(295,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $25.65 per share based on 26,264,049 shares of common stock outstanding)	100.0%		$673,591,226

Glossary of Portfolio Abbreviation

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 94,000 shares segregated as collateral for the interest rate swap transactions.

(b) 28,900 shares segregated as collateral for the interest rate swap transactions.

(c) Resale is restricted to qualified institutional investors. Holdings equal 0.3% of net assets applicable to common shares.

Note 1. Investments in Interest Rate Swaps

					Unrealized
	Notional	Fixed	Floating Rate(a)	Termination	Appreciation/
Counterparty	Amount	Rate	(reset monthly)	Date	(Depreciation)
Merrill Lynch Derivative Products AG	$14,500,000	3.995%	5.320%	October 22, 2009	$302,170
Royal Bank of Canada	$14,500,000	2.795%	5.320%	October 2, 2007	209,232
Royal Bank of Canada	$30,000,000	4.838%	5.320%	December 2, 2010	5,357
Salomon Swapco Inc.	$19,125,000	3.406%	5.320%	June 18, 2007	93,665
Salomon Swapco Inc.	$31,250,000	5.592%	5.320%	July 30, 2008	(246,741)
Salomon Swapco Inc.	$19,125,000	4.080%	5.320%	December 18, 2009	409,205
Salomon Swapco Inc.	$31,250,000	5.824%	5.320%	July 30, 2011	(1,204,557)
					$(431,669)

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at March 31, 2007.

Note 2. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The fund’s use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Note 3. Income Tax Information

As of March 31, 2007, the federal tax cost and net unrealized appreciation were as follows:

Gross unrealized appreciation	$323,306,417
Gross unrealized depreciation	1,596,020
Net unrealized appreciation	$321,710,397

Cost for federal income tax purposes	$643,486,013

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS ADVANTAGE INCOME REALTY FUND, INC.

By:	/s/	Adam M. Derechin

Name: Adam M. Derechin

Title: President

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Adam M. Derechin	By:	/s/ James Giallanza

Name: Adam M. Derechin

Name: James Giallanza

Title: President and principal

Title: Treasurer and principal

executive officer

financial officer

Date: May 30, 2007